SCHEDULE OF INVESTMENTS
Corporate Bond (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value

AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	$296	$301
1.750%, 1-30-26	2,182	2,161
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27(A)	759	791
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	1,487	1,497
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA,
3.575%, 1-15-28	762	777
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA,
3.650%, 2-15-29	1,953	2,016
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B,
2.000%, 6-10-28	1,434	1,430
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	2,327	2,426

TOTAL ASSET-BACKED SECURITIES – 1.5%		$11,399

(Cost: $11,078)

CORPORATE DEBT SECURITIES

Communication Services
Alternative Carriers – 0.3%
Bell Canada (GTD by BCE, Inc.),
4.300%, 7-29-49	2,138	2,551

Cable & Satellite – 2.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	2,306	2,495
3.900%, 6-1-52	1,115	1,113
3.850%, 4-1-61	1,350	1,290
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):

3.900%, 3-1-38	500	568
2.887%, 11-1-51(A)	1,446	1,390
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC),
3.250%, 11-1-39	3,875	4,095
Cox Communications, Inc.:
2.950%, 10-1-50(A)	850	801
3.600%, 6-15-51(A)	925	972
Omnicom Group, Inc. and Omnicom Capital, Inc.,
3.650%, 11-1-24	1,260	1,361
Viacom, Inc.,
4.750%, 5-15-25	4,000	4,491

		18,576

Integrated Telecommunication Services – 2.4%
AT&T, Inc.:
3.650%, 6-1-51	3,900	3,982
3.300%, 2-1-52	1,584	1,537
3.500%, 9-15-53	1,800	1,785
3.550%, 9-15-55	942	931
Sprint Corp.,
7.875%, 9-15-23	1,992	2,228
Verizon Communications, Inc.:
4.500%, 8-10-33	3,575	4,261
2.650%, 11-20-40	1,250	1,176
2.987%, 10-30-56	1,492	1,381

		17,281

Interactive Media & Services – 0.3%
Alphabet, Inc.,
2.050%, 8-15-50	2,631	2,302

Movies & Entertainment – 1.1%
Netflix, Inc.,
5.875%, 2-15-25	4,035	4,604
Walt Disney Co. (The):
4.125%, 6-1-44	1,724	2,071
3.600%, 1-13-51	1,175	1,310

		7,985

Wireless Telecommunication Service – 1.4%
Crown Castle Towers LLC,
3.663%, 5-15-25(A)	2,450	2,576
T-Mobile USA, Inc.:
3.500%, 4-15-25	5,555	5,987
2.875%, 2-15-31	450	454
4.375%, 4-15-40	575	663
3.300%, 2-15-51	425	412

		10,092

Total Communication Services - 8.0%		58,787

Consumer Discretionary
Apparel Retail – 0.1%
Nordstrom, Inc.,
2.300%, 4-8-24	450	450

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp.,
4.625%, 7-10-25	1,550	1,708

Automobile Manufacturers – 0.1%
Nissan Motor Co. Ltd.,
3.522%, 9-17-25(A)	850	904

Automotive Retail – 0.7%
7-Eleven, Inc.:
1.300%, 2-10-28(A)	925	890

1.800%, 2-10-31(A)	3,300	3,145
AutoNation, Inc.,
2.400%, 8-1-31	900	878

		4,913

Casinos & Gaming – 0.1%
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2-15-26(A)	850	843

Education Services – 0.1%
University of Southern California,
3.028%, 10-1-39	500	537

Footwear – 0.5%
NIKE, Inc.,
3.250%, 3-27-40	3,400	3,725

Home Improvement Retail – 0.8%
Home Depot, Inc. (The):
3.300%, 4-15-40	1,250	1,356
4.200%, 4-1-43	1,670	2,000
3.350%, 4-15-50	2,250	2,437

		5,793

Homebuilding – 1.5%
D.R. Horton, Inc.:
2.600%, 10-15-25	3,080	3,235
1.300%, 10-15-26	460	455
Lennar Corp.,
4.750%, 11-15-22(B)	2,065	2,137
NVR, Inc.,
3.000%, 5-15-30	4,022	4,212
Toll Brothers Finance Corp. (GTD by Toll Brothers, Inc.):
4.375%, 4-15-23	470	487
3.800%, 11-1-29	575	618

		11,144

Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.,
3.875%, 8-22-37	5,677	6,708
Expedia Group, Inc.,
6.250%, 5-1-25(A)	1,061	1,224

		7,932

Total Consumer Discretionary - 5.2%		37,949

Consumer Staples
Agricultural Products – 0.7%
Archer Daniels Midland Co.,
3.250%, 3-27-30	2,000	2,194
Cargill, Inc.,
2.125%, 4-23-30(A)	2,688	2,709

		4,903

Brewers – 0.3%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2-1-36	1,965	2,376

Drug Retail – 0.3%
CVS Health Corp.,
4.780%, 3-25-38	1,715	2,105

Food Distributors – 0.4%
Sysco Corp.,
3.750%, 10-1-25	2,726	2,986

Food Retail – 0.5%
Alimentation Couche-Tard, Inc.,
2.950%, 1-25-30(A)	1,800	1,874
Darling Ingredients, Inc.,
5.250%, 4-15-27(A)	1,848	1,925

		3,799

Household Products – 0.7%
Clorox Co. (The),
3.900%, 5-15-28	4,676	5,276

Hypermarkets & Super Centers – 0.2%
Walmart, Inc.,
2.650%, 9-22-51	1,410	1,405

Packaged Foods & Meats – 2.7%
Conagra Brands, Inc.,
0.500%, 8-11-23	700	700
Hormel Foods Corp.,
3.050%, 6-3-51	2,431	2,537
Kraft Heinz Foods Co.,
3.000%, 6-1-26	211	222
McCormick & Co., Inc.:
3.500%, 9-1-23	771	807
0.900%, 2-15-26	3,572	3,515
Nestle Holdings, Inc.:
3.900%, 9-24-38(A)	2,480	2,929
4.000%, 9-24-48(A)	4,020	4,918
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
3.950%, 8-15-24	3,750	4,056

		19,684

Personal Products – 0.4%
Estee Lauder Co., Inc. (The),
1.950%, 3-15-31	2,800	2,796

Soft Drinks – 1.7%
Coca-Cola Co. (The):
2.250%, 1-5-32	1,215	1,232
3.000%, 3-5-51	1,130	1,172
Coca-Cola European Partners plc,
0.800%, 5-3-24(A)	2,270	2,263
Keurig Dr Pepper, Inc.,
0.750%, 3-15-24	1,115	1,116
PepsiCo, Inc.:
3.450%, 10-6-46	1,500	1,662
3.375%, 7-29-49	2,175	2,383
3.625%, 3-19-50	2,325	2,682

		12,510

Tobacco – 0.6%
Imperial Brands Finance plc,
3.125%, 7-26-24(A)	4,200	4,421

Total Consumer Staples - 8.5%		62,261

Energy
Oil & Gas Exploration & Production – 1.1%
Canadian Natural Resources Ltd.:
3.850%, 6-1-27	3,225	3,530
6.250%, 3-15-38	1,875	2,497
EQT Corp.:
3.000%, 10-1-22	1,450	1,477
6.625%, 2-1-25(B)	650	745

		8,249

Oil & Gas Storage & Transportation – 3.2%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7-15-27	2,000	2,256
Cheniere Energy Partners L.P.,
4.000%, 3-1-31(A)	800	839
Colonial Pipeline Co.,
4.250%, 4-15-48(A)	1,000	1,163

Colorado Interstate Gas Co.,
4.150%, 8-15-26(A)	1,000	1,109
Energy Transfer L.P.,
6.250%, 4-15-49	520	684
Energy Transfer Partners L.P.,
6.000%, 6-15-48	1,000	1,271
EQT Midstream Partners L.P.,
4.750%, 7-15-23	337	352
Kinder Morgan, Inc.,
5.550%, 6-1-45	1,000	1,276
Midwest Connector Capital Co. LLC,
4.625%, 4-1-29(A)	1,949	2,099
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,101
4.500%, 12-15-26	1,750	1,958
Sabal Trail Transmission LLC,
4.246%, 5-1-28(A)	2,500	2,817
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30	1,225	1,310
4.600%, 3-15-48	1,000	1,217
Williams Partners L.P.,
4.850%, 3-1-48	3,250	3,980

		23,432

Total Energy - 4.3%		31,681

Financials
Asset Management & Custody Banks – 3.0%
Apollo Management Holdings L.P.,
2.650%, 6-5-30(A)	2,340	2,366
Blackstone Holdings Finance Co. LLC:
1.600%, 3-30-31(A)	950	899
2.000%, 1-30-32(A)	3,760	3,615
Blue Owl Finance LLC,
3.125%, 6-10-31(A)	2,000	1,979
Citadel Finance LLC,
3.375%, 3-9-26(A)	1,533	1,556
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.),
3.500%, 8-25-50(A)	4,000	4,225
National Securities Clearing Corp.,
1.500%, 4-23-25(A)	5,000	5,079
Owl Rock Capital Corp.:
5.250%, 4-15-24	675	736
4.000%, 3-30-25	1,025	1,084

		21,539

Consumer Finance – 0.9%
Ford Motor Credit Co. LLC:
3.810%, 1-9-24	1,500	1,551
2.700%, 8-10-26	1,065	1,068
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.700%, 5-9-23	2,000	2,087
1.250%, 1-8-26	2,125	2,099

		6,805

Diversified Banks – 5.5%
Bank of America Corp.:
3.974%, 2-7-30	2,500	2,801
2.496%, 2-13-31	4,000	4,050
2.592%, 4-29-31	3,675	3,753
1.898%, 7-23-31	1,325	1,279
2.299%, 7-21-32	3,225	3,181
Citizens Bank N.A.,
3.250%, 2-14-22	372	375
Danske Bank A.S.,
2.700%, 3-2-22(A)	1,300	1,313

ING Groep N.V.,
3.550%, 4-9-24	1,325	1,420
Korea Development Bank,
3.000%, 3-19-22	1,125	1,139
Mitsubishi UFJ Financial Group, Inc.,
3.218%, 3-7-22	2,000	2,026
Toronto-Dominion Bank,
3.250%, 3-11-24	1,275	1,355
U.S. Bancorp,
2.375%, 7-22-26	2,510	2,652
U.S. Bank N.A.,
3.450%, 11-16-21	3,500	3,508
Wells Fargo & Co.:
2.393%, 6-2-28	2,500	2,581
4.150%, 1-24-29	530	603
2.879%, 10-30-30	4,080	4,263
2.572%, 2-11-31	3,170	3,241
5.013%, 4-4-51	650	873

		40,413

Diversified Capital Markets – 0.3%
Credit Suisse Group AG,
3.574%, 1-9-23(A)	2,000	2,017

Financial Exchanges & Data – 0.2%
Intercontinental Exchange, Inc.,
2.100%, 6-15-30	1,505	1,490

Insurance Brokers – 0.3%
Marsh & McLennan Cos., Inc.,
2.750%, 1-30-22	2,000	2,012

Investment Banking & Brokerage – 4.8%
Charles Schwab Corp. (The),
1.650%, 3-11-31	3,150	3,037
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	1,000	1,020
4.250%, 10-21-25	3,250	3,601
3.500%, 11-16-26	2,000	2,162
4.223%, 5-1-29	3,500	3,958
3.800%, 3-15-30	2,550	2,840
1.992%, 1-27-32	2,920	2,818
2.383%, 7-21-32	1,825	1,808
Morgan Stanley:
4.875%, 11-1-22	2,931	3,071
3.875%, 1-27-26	3,850	4,264
2.699%, 1-22-31	1,500	1,547
1.794%, 2-13-32	3,525	3,360
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
1.525%, 10-24-23(C)	1,500	1,520

		35,006

Life & Health Insurance – 1.0%
Metropolitan Life Insurance Co.,
3.450%, 10-9-21(A)	3,000	3,002
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47(A)	3,000	3,429
Principal Life Global Funding II,
3.000%, 4-18-26(A)	1,000	1,070

		7,501

Multi-Line Insurance – 0.7%
Aon Corp. (GTD by Aon plc),
2.800%, 5-15-30	4,900	5,123

Other Diversified Financial Services – 5.3%
Citigroup, Inc.:
3.500%, 5-15-23	2,260	2,368
3.520%, 10-27-28	1,750	1,904
4.412%, 3-31-31	2,735	3,160
2.572%, 6-3-31	4,872	4,969

4.700%, 7-30-68	850	871
5.000%, 3-12-69	1,575	1,649
JPMorgan Chase & Co.:
3.875%, 9-10-24	1,424	1,549
3.220%, 3-1-25	6,000	6,339
2.522%, 4-22-31	10,202	10,414
1.764%, 11-19-31	3,250	3,105
4.000%, 10-1-68	1,650	1,658
5.000%, 2-1-69	490	512

		38,498

Property & Casualty Insurance – 0.3%
First American Financial Corp.,
2.400%, 8-15-31	2,100	2,048

Specialized Finance – 0.5%
LSEGA Financing plc,
2.500%, 4-6-31(A)	3,815	3,887

Total Financials - 22.8%		166,339

Health Care
Biotechnology – 0.4%
Amgen, Inc.,
2.450%, 2-21-30	3,150	3,220

Health Care Equipment – 0.5%
Boston Scientific Corp.:
3.850%, 5-15-25	1,575	1,724
1.900%, 6-1-25	2,000	2,052

		3,776

Health Care Facilities – 0.7%
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.875%, 5-1-23	1,125	1,211
5.875%, 2-1-29	350	421
5.250%, 6-15-49	465	595
Universal Health Services, Inc.,
1.650%, 9-1-26(A)	2,535	2,521

		4,748

Health Care Supplies – 0.4%
Dentsply Sirona, Inc.,
3.250%, 6-1-30	2,706	2,885

Managed Health Care – 2.1%
Anthem, Inc.,
2.250%, 5-15-30	3,350	3,364
Centene Corp.,
2.450%, 7-15-28	805	810
Humana, Inc.:
2.900%, 12-15-22	5,000	5,142
0.650%, 8-3-23	460	460
1.350%, 2-3-27	460	454
UnitedHealth Group, Inc.:
2.750%, 5-15-40	250	251
3.050%, 5-15-41	3,685	3,812
3.700%, 8-15-49	1,000	1,137

		15,430

Pharmaceuticals – 3.1%
Bayer U.S. Finance II LLC:
3.875%, 12-15-23(A)	900	958
2.850%, 4-15-25(A)	3,065	3,176
Bayer U.S. Finance LLC,
3.000%, 10-8-21(A)	1,500	1,501
Merck & Co., Inc.:
2.350%, 6-24-40	3,075	2,930
2.450%, 6-24-50	2,000	1,866
Novartis Capital Corp. (GTD by Novartis AG):
2.200%, 8-14-30	2,500	2,565
4.400%, 5-6-44	803	1,025
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9-2-25	3,840	3,817
3.300%, 9-2-40	325	325

Zoetis, Inc.:
3.900%, 8-20-28	556	625
2.000%, 5-15-30	4,065	4,031

		22,819

Total Health Care - 7.2%		52,878

Industrials
Aerospace & Defense – 3.0%
BAE Systems Holdings, Inc.,
3.850%, 12-15-25(A)	3,500	3,821
Boeing Co. (The):
2.950%, 2-1-30	3,000	3,061
5.150%, 5-1-30	1,000	1,174
3.750%, 2-1-50	3,375	3,413
General Dynamics Corp.,
2.850%, 6-1-41	2,540	2,595
Huntington Ingalls Industries, Inc.,
2.043%, 8-16-28(A)	2,300	2,271
Raytheon Technologies Corp.:
2.250%, 7-1-30	4,750	4,800
3.125%, 7-1-50	1,075	1,088

		22,223

Airlines – 0.4%
Aviation Capital Group Corp.,
2.875%, 1-20-22(A)	3,000	3,016
Aviation Capital Group LLC,
3.500%, 11-1-27(A)	255	269

		3,285

Building Products – 0.7%
Lennox International, Inc.,
1.350%, 8-1-25	2,750	2,752
Masco Corp.,
1.500%, 2-15-28	2,225	2,167

		4,919

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.),
3.375%, 12-1-24	1,500	1,602
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc.,
1.750%, 4-10-26	900	903

		2,505

Electrical Components & Equipment – 0.3%
Vontier Corp.,
2.400%, 4-1-28(A)	1,910	1,886

Environmental & Facilities Services – 1.4%
Republic Services, Inc.:
2.300%, 3-1-30	5,622	5,699
1.450%, 2-15-31	910	854
Waste Connections, Inc.,
3.500%, 5-1-29	3,049	3,345

		9,898

Industrial Machinery – 0.3%
Roper Technologies, Inc.,
2.950%, 9-15-29	1,721	1,827

Railroads – 0.8%
Burlington Northern Santa Fe LLC,
4.550%, 9-1-44	1,000	1,263
Kansas City Southern,
3.500%, 5-1-50	1,250	1,318
Union Pacific Corp.:
3.550%, 8-15-39	1,875	2,093
3.250%, 2-5-50	1,000	1,052

		5,726

Research & Consulting Services – 1.7%
CoStar Group, Inc.,
2.800%, 7-15-30(A)	3,431	3,492
IHS Markit Ltd.,
5.000%, 11-1-22(A)	2,840	2,948
Thomson Reuters Corp.,
3.350%, 5-15-26	2,760	2,982

Verisk Analytics, Inc.:
4.125%, 3-15-29	700	796
3.625%, 5-15-50	2,365	2,520

		12,738

Total Industrials - 8.9%		65,007

Information Technology
Application Software – 3.3%
Adobe, Inc.,
2.300%, 2-1-30	4,417	4,571
Autodesk, Inc.,
2.850%, 1-15-30	5,231	5,465
Infor, Inc.:
1.450%, 7-15-23(A)	635	642
1.750%, 7-15-25(A)	3,270	3,314
Nuance Communications, Inc.,
5.625%, 12-15-26	3,450	3,575
NXP B.V. and NXP Funding LLC:
4.875%, 3-1-24(A)	608	664
3.875%, 6-18-26(A)	2,800	3,086
salesforce.com, Inc.:
2.700%, 7-15-41	700	699
2.900%, 7-15-51	2,025	2,023

		24,039

Data Processing & Outsourced Services – 2.8%
Fidelity National Information Services, Inc.,
1.650%, 3-1-28	2,225	2,198
Fiserv, Inc.,
3.850%, 6-1-25	4,646	5,071
Global Payments, Inc.,
2.650%, 2-15-25	4,000	4,182
PayPal Holdings, Inc.:
2.300%, 6-1-30	2,110	2,164
3.250%, 6-1-50	1,100	1,188
Visa, Inc.:
2.700%, 4-15-40	4,897	5,016
4.300%, 12-14-45	415	522

		20,341

Semiconductor Equipment – 0.0%
Lam Research Corp.,
1.900%, 6-15-30	230	230

Semiconductors – 4.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.469%, 4-15-34(A)	1,483	1,528
Broadcom, Inc.,
3.419%, 4-15-33(A)	2,500	2,590
Intel Corp.,
4.100%, 5-19-46	3,200	3,753
Maxim Integrated Products, Inc.:
3.375%, 3-15-23	375	388
3.450%, 6-15-27	1,700	1,869
Microchip Technology, Inc.:
0.972%, 2-15-24(A)	1,250	1,251
0.983%, 9-1-24(A)	2,685	2,683
QUALCOMM, Inc.:
4.300%, 5-20-47	1,500	1,864
3.250%, 5-20-50(D)	500	536
Taiwan Semiconductor Manufacturing Co. Ltd.,
1.375%, 9-28-30(A)	2,215	2,066
Texas Instruments, Inc.:
3.875%, 3-15-39	2,994	3,534
4.150%, 5-15-48	400	497
TSMC Global Ltd.,
2.250%, 4-23-31(A)	3,900	3,887
Xilinx, Inc.:
2.950%, 6-1-24	1,500	1,582
2.375%, 6-1-30	2,175	2,220

		30,248

Systems Software – 2.2%
Fortinet, Inc.:
1.000%, 3-15-26	2,335	2,301
2.200%, 3-15-31	2,320	2,302
Microsoft Corp.:
3.500%, 2-12-35	2,385	2,749
2.921%, 3-17-52	2,975	3,082
ServiceNow, Inc.,
1.400%, 9-1-30	4,250	3,989
VMware, Inc.,
4.500%, 5-15-25	1,650	1,839

		16,262

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.:
3.850%, 5-4-43	1,350	1,579
4.650%, 2-23-46	1,739	2,266
3.850%, 8-4-46	1,800	2,108
2.950%, 9-11-49	725	738
2.650%, 5-11-50	675	650
2.650%, 2-8-51	1,075	1,030
2.700%, 8-5-51	1,125	1,087
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 6-1-23	965	1,024

		10,482

Total Information Technology - 13.9%		101,602

Materials
Construction Materials – 0.2%
Martin Marietta Materials, Inc.,
0.650%, 7-15-23	1,165	1,167

Fertilizers & Agricultural Chemicals – 0.5%
Mosaic Co. (The):
3.250%, 11-15-22	1,333	1,371
4.250%, 11-15-23	400	427
Nutrien Ltd.,
5.250%, 1-15-45	1,320	1,742

		3,540

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc.,
3.250%, 5-15-30(A)	700	755

Paper Packaging – 0.4%
Avery Dennison Corp.,
0.850%, 8-15-24	700	700
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC),
0.821%, 4-15-24(A)	2,480	2,468

		3,168

Total Materials - 1.2%		8,630

Real Estate
Health Care REITs – 0.5%
Welltower, Inc.:
3.625%, 3-15-24	1,429	1,524
2.050%, 1-15-29	2,300	2,287

		3,811

Industrial REITs – 0.3%
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	1,160	1,178
3.250%, 2-15-27(A)	540	557

		1,735

Residential REITs – 0.2%
American Homes 4 Rent,
4.900%, 2-15-29	1,222	1,431

Specialized REITs – 3.6%
American Tower Corp.:

3.070%, 3-15-23(A)	1,500	1,501
3.000%, 6-15-23	2,500	2,604
4.400%, 2-15-26	1,000	1,118
American Tower Trust I,
3.652%, 3-23-28(A)	1,000	1,066
Crown Castle International Corp.:
3.150%, 7-15-23	175	183
3.200%, 9-1-24	2,250	2,395
1.050%, 7-15-26	2,500	2,448
4.000%, 3-1-27	2,000	2,226
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.),
2.900%, 11-15-24	3,389	3,556
EPR Properties,
4.950%, 4-15-28	720	792
Equinix, Inc.,
2.625%, 11-18-24	4,895	5,128
Extra Space Storage L.P.,
2.550%, 6-1-31	3,485	3,496

		26,513

Total Real Estate - 4.6%		33,490

Utilities
Electric Utilities – 4.4%
Alabama Power Co.,
3.125%, 7-15-51(D)	2,315	2,379
American Transmission Systems, Inc.,
5.250%, 1-15-22(A)	450	456
Appalachian Power Co.,
4.500%, 3-1-49	1,500	1,838
CenterPoint Energy, Inc.:
4.250%, 11-1-28	1,683	1,919
2.950%, 3-1-30	2,050	2,150
Commonwealth Edison Co.,
3.650%, 6-15-46	3,000	3,326
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,430	1,593
Duke Energy Ohio, Inc.,
4.300%, 2-1-49	410	504
Entergy Corp.,
3.750%, 6-15-50	3,550	3,817
FirstEnergy Corp.:
2.850%, 7-15-22	1,306	1,323
2.650%, 3-1-30	775	773
3.400%, 3-1-50	690	665
Georgia Power Co.,
3.700%, 1-30-50	970	1,037
MidAmerican Energy Co.,
3.950%, 8-1-47	2,000	2,344
National Rural Utilities Cooperative Finance Corp.,
4.400%, 11-1-48	2,000	2,505
Southern California Edison Co.,
4.125%, 3-1-48	1,275	1,392
Virginia Electric and Power Co., Series B,
4.600%, 12-1-48	1,736	2,229
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	296
4.300%, 10-15-48	1,250	1,553

		32,099

Gas Utilities – 0.4%
Southern California Gas Co.,
4.300%, 1-15-49	2,505	3,104

Multi-Utilities – 1.5%
Baltimore Gas and Electric Co.,
4.250%, 9-15-48	1,500	1,842
Black Hills Corp.:
1.037%, 8-23-24	1,650	1,650
4.350%, 5-1-33	2,000	2,312

Dominion Resources, Inc.,
2.750%, 1-15-22	3,000	3,015
Pacific Gas and Electric Co.,
3.000%, 6-15-28	1,771	1,804

		10,623

Water Utilities – 0.4%
American Water Capital Corp.,
4.150%, 6-1-49	2,600	3,078

Total Utilities - 6.7%		48,904

TOTAL CORPORATE DEBT SECURITIES – 91.3%		$667,528

(Cost: $655,569)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.1%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
2.508%, 3-25-35(C)	762	648

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$648

(Cost: $759)

MUNICIPAL BONDS - TAXABLE

New York – 0.5%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	2,705	3,651

Ohio – 0.3%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	2,000	2,394

TOTAL MUNICIPAL BONDS - TAXABLE – 0.8%		$6,045

(Cost: $4,705)

OTHER GOVERNMENT SECURITIES(E)

Canada - 0.4%
Province de Quebec,
7.140%, 2-27-26	2,500	3,093

Columbia - 0.1%
Republic of Colombia,
3.250%, 4-22-32	925	865

Mexico - 0.2%
United Mexican States,
3.750%, 4-19-71	1,250	1,083

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$5,041

(Cost: $4,790)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.2%
Tennessee Valley Authority,
2.875%, 2-1-27	1,000	1,090

Mortgage-Backed Obligations - 0.0%
Government National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
0.004%, 6-17-45(C)(F)	4	—

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,090

(Cost: $1,001)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 3.1%
U.S. Treasury Bonds:
1.875%, 2-15-41	1,100	1,076
2.250%, 5-15-41	6,710	6,979
1.875%, 2-15-51	6,205	5,919
2.375%, 5-15-51	805	859
2.000%, 8-15-51	5,000	4,913
U.S. Treasury Notes,
1.250%, 8-15-31	2,905	2,835

		22,581

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.1%		$22,581

(Cost: $22,636)

SHORT-TERM SECURITIES	Shares

Money Market Funds (H) - 1.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
0.010%(G)	444	444
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.030%	11,437	11,437

		11,881

TOTAL SHORT-TERM SECURITIES – 1.6%		$11,881

(Cost: $11,881)

TOTAL INVESTMENT SECURITIES – 99.3%		$726,213

(Cost: $712,419)

CASH AND OTHER ASSETS, NET OF LIABILITIES(I) – 0.7%		4,794

NET ASSETS – 100.0%		$731,007

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $136,241 or 18.9% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	All or a portion of securities with an aggregate value of $2,353 are on loan.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at September 30, 2021.
(I)	Cash of $322 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	230	12-31-21	23,000	$(30,270)	$328

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$11,399	$—
Corporate Debt Securities	—	667,528	—
Mortgage-Backed Securities	—	648	—
Municipal Bonds	—	6,045	—
Other Government Securities	—	5,041	—
United States Government Agency Obligations	—	1,090	—
United States Government Obligations	—	22,581	—
Short-Term Securities	11,881	—	—
Total	$11,881	$714,332	$—
Futures Contracts	$328	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$712,419

Gross unrealized appreciation	20,037

Gross unrealized depreciation	(6,243)

Net unrealized appreciation	$13,794